Form N-1A Supplement	Sep. 15, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Funds, Inc.
Supplement dated September 15, 2025
to the Prospectus dated June 20, 2025

This supplement updates information contained in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR GLOBAL LISTED INFRASTRUCTURE FUND
In recognition of the fact that the Global Listed Infrastructure Fund (the “Fund”) has been managed as a diversified fund pursuant to Section 5(b) of the Investment Company Act of 1940, as amended, since September 2022, effective September 23, 2025, the Fund has determined to continue to be managed as a diversified fund by operation of law. The changes set forth below are being made to the Prospectus.
Under Principal Investment Strategies, delete the first sentence in the third paragraph that states, “The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund.” in its entirety.
Under Principal Risks, delete Non-Diversification Risk.